Income Taxes - Components of Income Tax Expense (Details 5) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
Federal		$ (4.5)	$ (3.7)	$ 0.0
State		0.3	0.2	0.2
Foreign		2.4	1.7	1.8
Deferred:
Federal		0.7	15.1	0.4
State		0.1	1.4	0.0
Deferred Foreign Income Tax Expense (Benefit)		(0.4)	0.0	0.0
Benefit Of Operating Loss Carryforwards		0.0	(16.1)	0.0
Amount allocated to other comprehensive income		0.0	(15.5)	(8.0)
Change in valuation allowance on beginning-of-the-year deferred tax assets		(0.8)	0.0	(0.7)
Income tax expense (benefit)		(2.2)	(16.9)	(6.3)
Credit for U.S. tax legislation		$ (4.3)	$ 0.0	$ 0.0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%